Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
The following tables classify the investment assets measured at fair value by level within the fair value hierarchy at December 31, 2025 and 2024:

	Fair Value Measurement at December 31, 2025
	Total	Level 1	Level 2	Level 3
Mutual funds	$138,066,827	$138,066,827	$—	$—
Common stock of Plan Sponsor	525,008	525,008	—	—
Common collective trust	5,040,732	—	5,040,732	—
Self-directed brokerage accounts	10,085,337	9,822,124	263,213	—
Money market funds	33,829	33,829	—	—
	$153,751,733	$148,447,788	$5,303,945	$—

	Fair Value Measurement at December 31, 2024
	Total	Level 1	Level 2	Level 3
Mutual funds	$133,397,743	$133,397,743	$—	$—
Common stock of Plan Sponsor	497,652	497,652	—	—
Common collective trust	5,804,764	—	5,804,764	—
Self-directed brokerage accounts	10,427,106	10,104,503	322,603	—
Money market funds	37,942	37,942	—	—
	$150,165,207	$144,037,840	$6,127,367	$—

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables classify the investment assets measured at fair value by level within the fair value hierarchy at December 31, 2025 and 2024:

	Fair Value Measurement at December 31, 2025
	Total	Level 1	Level 2	Level 3
Mutual funds	$138,066,827	$138,066,827	$—	$—
Common stock of Plan Sponsor	525,008	525,008	—	—
Common collective trust	5,040,732	—	5,040,732	—
Self-directed brokerage accounts	10,085,337	9,822,124	263,213	—
Money market funds	33,829	33,829	—	—
	$153,751,733	$148,447,788	$5,303,945	$—

	Fair Value Measurement at December 31, 2024
	Total	Level 1	Level 2	Level 3
Mutual funds	$133,397,743	$133,397,743	$—	$—
Common stock of Plan Sponsor	497,652	497,652	—	—
Common collective trust	5,804,764	—	5,804,764	—
Self-directed brokerage accounts	10,427,106	10,104,503	322,603	—
Money market funds	37,942	37,942	—	—
	$150,165,207	$144,037,840	$6,127,367	$—